Description of Business (Details) (USD $)	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended						0 Months Ended
	Apr. 16, 2014	Jul. 31, 2013	Jun. 30, 2014	Dec. 31, 2013	Apr. 15, 2014	Jul. 02, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Aug. 15, 2014 Subsequent Event	Aug. 18, 2014 Subsequent Event
Cancellation of shares in reverse merger						120,520,000
Consumtion of oil and gas description			The FP250 has been designed to operate on fuels from 100% combustible gas down to concentrations of 5% or less combustible gas content.	The FP250 has been designed to operate on fuels from 100% combustible gas down to concentrations of 5% or less combustible gas content.
Cash and cash equivalents			$ 446,000	$ 1,201,000	$ 100,000		$ 216,000	$ 24,000	$ 93,000		$ 400,000
Restricted cash			2,300,000								50,000
Unrestricted cash balance											400,000
Short term liabilities			1,644,000	1,494,000	1,000,000				419,000		900,000
Senior secured financing, amount	4,600,000
Amount received from senior financing	3,800,000
Amount released from lenders option	2,300,000
Debt conversion, converted instrument, amount		100,000								2,700,000
Proceeds from issuance of convertible debt	4,000,000									400,000
Debt instrument redemption amount										$ 1,900,000